Public Offering (Details) - USD ($)				12 Months Ended
	Jul. 05, 2016	Oct. 14, 2014	Oct. 06, 2014	Dec. 31, 2017	Jul. 06, 2016	May 30, 2016
Public Offering (Textual)
Public offering unit, description				Each Unit consists of one ordinary share ("Share"), one right ("Right(s)"), and one warrant ("Warrant"). Each Right entitles the holder to receive one-tenth (1/10) of a Share upon consummation of an Initial Business Combination. Each Warrant entitles the holder to purchase one-half of one ordinary share at a price of $12.00 per full share commencing on the later of the Company's completion of its Initial Business Combination or 12 months from December 31, 2014, the effective date of the registration statement relating to the Public Offering (the "Effective Date"), and expiring five years from the completion of the Company's Initial Business Combination. As a result, shareholders must exercise Warrants in multiples of two Warrants, at a price of $12.00 per full share, subject to adjustment, to validly exercise the Warrants.
Fair value of unit purchase option				$ 100
Fair value of unit purchase option approximately				1,669,000
Fair value of unit purchase price option, Per unit				$ 2.782
Unit purchase option expected volatility rate				35.00%
Unit purchase option risk-free interest rate				1.73%
Unit purchase option expected life time				5 years
Shares redeemed by public shareholders					1,544,138	5,255,657
Warrant price, per share				$ 0.50
Warrants transferred				1,000,000
Warrants issued and outstanding				9,280,323
Public offering [Member]
Public Offering (Textual)
Sale of units during the period			6,000,000
Sale of stock, price per share			$ 10.00
Over-Allotment Option [Member]
Public Offering (Textual)
Sale of units during the period		860,063
Underwriting Agreement [Member]
Public Offering (Textual)
Underwriter fees				$ 2,229,520
Aggregate value of unit purchase option				$ 100.00
Unit purchase option				600,000
Share price per share				$ 11.75
Number of shares in business combination				660,000
Number of shares issued for the rights to business combination				60,000
Percentage of underwriting discount				3.25%
Convertible promissory note	$ 250,000
Conversion price	$ 10
Ordinary shares issued	34,300
Value of shares issued	$ 343,000
Per share	$ 10
Cash paid	$ 1,500,000
Warrant [Member]
Public Offering (Textual)
Trading period, description				The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days' notice, only in the event that the last sale price of the ordinary shares is at least $18.00 per share for any 20 trading days within a 30-trading day period ("30-Day Trading Period") ending on the third day prior to the date on which notice of redemption is given, provided there is a current registration statement in effect with respect to the ordinary shares underlying such Warrants commencing five business days prior to the 30-Day Trading Period and continuing each day thereafter until the date of redemption.
Warrant issuable to purchase of ordinary shares				600,000
Shares purchased through warrants				300,000
Warrant price, per share				$ 12.00